Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial assets [line items]
Current	$ 806,340	$ 770,816
Non Current	199,670	119,617
Total	1,006,010	890,433
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial assets [line items]
Current	681,614	770,816
Non Current	199,670	119,617
Total	881,284	890,433
Time deposits [member]
Disclosure of detailed information about financial assets [line items]
Current	382,000	430,000
Non Current	103,000	80,000
Total	485,000	510,000
Bonds [member]
Disclosure of detailed information about financial assets [line items]
Current	300,630	341,854
Non Current	96,966	39,796
Total	397,596	381,650
Time deposits and bonds [member]
Disclosure of detailed information about financial assets [line items]
Current	682,630	771,854
Non Current	199,966	119,796
Total	882,596	891,650
Investment funds [member]
Disclosure of detailed information about financial assets [line items]
Current	124,726	0
Non Current	0	0
Total	124,726	0
Allowance for credit losses [member]
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	(1,312)	(1,217)
Allowance for credit losses [member] | Current [member]
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	(1,016)	(1,038)
Allowance for credit losses [member] | Non Current [Member]
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	$ (296)	$ (179)